Convertible Preferred Shares and Shareholders' Equity (Deficit) - Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Ordinary Shares Issuable Upon Conversion (in shares)		20,000,000
Preferred Stock Authorized (in shares)		20,000,000
Preferred Stock Issued (in shares)		20,000,000
Preferred Stock Outstanding (in shares)		20,000,000
Carrying Value		$ 4,000
Liquidation preference		$ 4,000
Common Stock Issuable Upon Conversion (in shares)		20,000,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Shares Authorized (in shares)	5,000,000	0
Preferred Shares Issued (in shares)	2,890	0
Preferred Shares Outstanding (in shares)	2,890	0
Carrying Value	$ 4,000	$ 0
Liquidation Preference	$ 0
Ordinary Shares Issuable Upon Conversion (in shares)	2,890,000
Common Stock Issuable Upon Conversion (in shares)	2,890,000
Series Seed Convertible Preferred Stock
Class of Stock [Line Items]
Ordinary Shares Issuable Upon Conversion (in shares)		20,000,000
Preferred Stock Authorized (in shares)	0	20,000,000
Preferred Stock Issued (in shares)	0	20,000,000
Preferred Stock Outstanding (in shares)	0	20,000,000
Carrying Value	$ 0	$ 4,000
Liquidation preference	$ 0	$ 4,000
Common Stock Issuable Upon Conversion (in shares)		20,000,000